4. INVENTORY (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Tables
Components of inventory

The components of inventory at December 31, 2011 consisted of the following:

Raw Materials	$5,209,000
Work In Progress	12,094,000
Finished Goods	7,021,000
Inventory Reserve	(1,803,000)
Total Inventory	$22,521,000